RESTATEMENT (Table)	9 Months Ended
Nov. 30, 2015
Restatement Table
Schedule of restatement

The net effect of the error and its restatement is set forth as follows:

	As	Net	As
	Reported	Change	Restated
Deferred financing fees	$-	$419,642	$419,642

Common stock	$8,500	$179	$8,679

Additional paid in capital	$398,486	$419,463	$817,949

Common stock shares issued	8,500,000	178,571	8,678,571